401(k) Plan (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Contribution expense		$ 39	$ 44
Three Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percentage of employee contributions matched by employer	3.00%